LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2017	2016
Entertainment production costs	$76,884	$76,884
Less: accumulated amortization	(58,601)	(51,744)

Entertainment production costs, net	18,283	25,140
Deferred rent assets	54,467	32,219
Other long-term prepayments and other assets	43,415	36,240
Other deposits	27,864	15,143
Input value-added tax, net	21,005	19,392
Deferred financing costs, net	19,364	27,235
Long-term receivables, net	3,724	5,759
Advance payments for construction costs	1,523	33,783

Long-term prepayments, deposits and other assets	$189,645	$194,911